Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and NEO pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see “Compensation Discussion and Analysis.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed
			Average		$100 Investment
			Summary	Average	Based On:
	Summary Compensation	Compensation Actually	Compensation	Compensation		Peer
	Table Total for PEO(1)	Paid to PEO(2)	Table	Actually		Group
	($)	($)	Total for	Paid to	Total	Total		FEEUM
			Non-PEO	Non-PEO	Shareholder	Shareholder	Net	Capital
	Marc C.	Marc C.	NEOs(3)	NEOs(4)	Return(5)	Return(6)	Income	Raise
Year	Ganzi	Ganzi	($)	($)	($)	($)	($ millions)(7)	($ millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	7,505,614	9,875,686	3,904,259	5,214,623	91.63	215.90	(27)	5,267
2024	6,037,189	633,166	3,431,210	1,411,495	69.11	210.46	147	8,978
2023	7,782,550	10,591,279	4,175,207	5,159,367	103.84	156.15	45	6,853
2022	38,321,508	(23,388,454)	7,646,528	3,902,589	67.23	130.88	(570)	4,618
2021	22,459,034	63,324,484	9,614,818	14,986,393	191.05	171.77	(817)	6,810

(1)	The dollar amounts in column (b) are the amounts of total compensation reported for each principal executive officer (“PEO”) as reported in the “Total” column of the Summary Compensation Table for each year in which they served as PEO. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
(2)	The dollar amounts in column (c) represent the amount of “compensation actually paid” to the PEO as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ganzi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ganzi’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2025	7,505,614	(2,864,222)	5,234,294	9,875,686
2024	6,037,189	(3,075,995)	(2,328,029)	633,166
2023	7,782,550	(2,597,650)	5,406,378	10,591,279
2022	38,321,508	(7,246,051)	(54,463,911)	(23,388,454)
2021	22,459,034	(10,922,100)	51,787,549	63,324,484

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Ganzi are as follows:

Fair
				Year	Value at the	Value
				over Year	End of the	of Dividends
				Change in	Prior	or other
		Year	Fair	Fair Value	Year of	Earnings
		over Year	Value as of	of Equity	Equity	Paid on
		Change in	Vesting Date	Awards	Awards that	Stock not
		Fair Value of	of Equity	Granted	Failed	Otherwise
	Year End	Outstanding	Awards	in Prior	to Meet	Reflected in	Total
	Fair Value	and Unvested	Granted	Years	Vesting	Fair Value or	Equity
	of Equity	Equity	and Vested	that Vested	Conditions	Total	Award
	Awards	Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	4,842,476	562,236	—	(179,549)	—	9,131	5,234,294
2024	917,673	(3,371,234)	—	117,250	—	8,282	(2,328,029)
2023	4,003,574	1,286,397	—	106,288	—	10,118	5,406,378
2022	1,671,856	(55,660,831)	—	(477,512)	—	2,576	(54,463,911)
2021	12,141,070	39,611,280	—	35,199	—	—	51,787,549

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding the PEO (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Benjamin J. Jenkins, Thomas Mayrhofer, Geoffrey Goldschein and Liam Stewart; (ii) for 2024, Benjamin J. Jenkins, Thomas Mayrhofer, Geoffrey Goldschein, Liam Stewart and Jacky Wu; (iii) for 2023, Benjamin J. Jenkins, Jacky Wu, Geoffrey Goldschein, Liam Stewart and Ronald M. Sanders; (iv) for 2022, Benjamin J. Jenkins, Jacky Wu, Ronald M. Sanders and Liam Stewart; and (v) for 2021, Jacky Wu, Ronald M. Sanders, Sonia Kim and Thomas J. Barrack, Jr.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported			Average
	Summary	Average		Compensation
	Compensation	Reported	Average Equity	Actually Paid
	Table Total for	Value of Equity	Award	to Non-PEO
	Non-PEO NEOs	Awards	Adjustments(a)	NEOs
Year	($)	($)	($)	($)
2025	3,904,259	(1,581,046)	2,891,410	5,214,623
2024	3,431,210	(1,645,691)	(374,024)	1,411,495
2023	4,175,207	(1,642,472)	2,626,632	5,159,367
2022	7,646,528	(1,212,185)	(2,531,754)	3,902,589
2021	9,614,818	(2,623,760)	7,995,335	14,986,393

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average Fair
					Value at the	Average Value
				Year over Year	End of the	of Dividends
			Average	Average	Prior	or other
		Year over	Fair	Change in	Year of	Earnings
		Year Average	Value as of	Fair Value	Equity	Paid on
		Change in	Vesting Date	of Equity	Awards that	Stock not
	Average	Fair Value of	of Equity	Awards	Failed	Otherwise	Total
	Year End	Outstanding	Awards	Granted	to Meet	Reflected in	Average
	Fair Value	and Unvested	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	Equity	and Vested	that Vested	Conditions	Total	Award
	Awards	Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,673,039	267,190	—	(53,712)	—	4,894	2,891,410
2024	733,699	(1,108,815)	—	(2,549)	—	3,641	(374,024)
2023	2,088,030	158,457	271,671	105,220	—	3,253	2,626,632
2022	338,993	(2,375,753)	—	(495,810)	—	816	(2,531,754)
2021	2,296,938	3,969,682	602,441	1,126,274	—	—	7,995,335

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the applicable fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of such fiscal year by the Company’s share price at the beginning of such fiscal year.
(6)	Represents the Dow Jones U.S. Asset Managers Index peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	FEEUM Capital Raise is defined as the gross increase in FEEUM resulting from capital commitments closed during the applicable fiscal year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FEEUM Capital Raise is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	FEEUM Capital Raise
Named Executive Officers, Footnote
(1)	The dollar amounts in column (b) are the amounts of total compensation reported for each principal executive officer (“PEO”) as reported in the “Total” column of the Summary Compensation Table for each year in which they served as PEO. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
The dollar amounts in column (c) represent the amount of “compensation actually paid” to the PEO as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ganzi during the applicable year.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding the PEO (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Benjamin J. Jenkins, Thomas Mayrhofer, Geoffrey Goldschein and Liam Stewart; (ii) for 2024, Benjamin J. Jenkins, Thomas Mayrhofer, Geoffrey Goldschein, Liam Stewart and Jacky Wu; (iii) for 2023, Benjamin J. Jenkins, Jacky Wu, Geoffrey Goldschein, Liam Stewart and Ronald M. Sanders; (iv) for 2022, Benjamin J. Jenkins, Jacky Wu, Ronald M. Sanders and Liam Stewart; and (v) for 2021, Jacky Wu, Ronald M. Sanders, Sonia Kim and Thomas J. Barrack, Jr.

Peer Group Issuers, Footnote
(6)	Represents the Dow Jones U.S. Asset Managers Index peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts in column (c) represent the amount of “compensation actually paid” to the PEO as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ganzi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ganzi’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2025	7,505,614	(2,864,222)	5,234,294	9,875,686
2024	6,037,189	(3,075,995)	(2,328,029)	633,166
2023	7,782,550	(2,597,650)	5,406,378	10,591,279
2022	38,321,508	(7,246,051)	(54,463,911)	(23,388,454)
2021	22,459,034	(10,922,100)	51,787,549	63,324,484

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Ganzi are as follows:

Fair
				Year	Value at the	Value
				over Year	End of the	of Dividends
				Change in	Prior	or other
		Year	Fair	Fair Value	Year of	Earnings
		over Year	Value as of	of Equity	Equity	Paid on
		Change in	Vesting Date	Awards	Awards that	Stock not
		Fair Value of	of Equity	Granted	Failed	Otherwise
	Year End	Outstanding	Awards	in Prior	to Meet	Reflected in	Total
	Fair Value	and Unvested	Granted	Years	Vesting	Fair Value or	Equity
	of Equity	Equity	and Vested	that Vested	Conditions	Total	Award
	Awards	Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	4,842,476	562,236	—	(179,549)	—	9,131	5,234,294
2024	917,673	(3,371,234)	—	117,250	—	8,282	(2,328,029)
2023	4,003,574	1,286,397	—	106,288	—	10,118	5,406,378
2022	1,671,856	(55,660,831)	—	(477,512)	—	2,576	(54,463,911)
2021	12,141,070	39,611,280	—	35,199	—	—	51,787,549

Non-PEO NEO Average Total Compensation Amount	$ 3,904,259	$ 3,431,210	$ 4,175,207	$ 7,646,528	$ 9,614,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,214,623	1,411,495	5,159,367	3,902,589	14,986,393
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported			Average
	Summary	Average		Compensation
	Compensation	Reported	Average Equity	Actually Paid
	Table Total for	Value of Equity	Award	to Non-PEO
	Non-PEO NEOs	Awards	Adjustments(a)	NEOs
Year	($)	($)	($)	($)
2025	3,904,259	(1,581,046)	2,891,410	5,214,623
2024	3,431,210	(1,645,691)	(374,024)	1,411,495
2023	4,175,207	(1,642,472)	2,626,632	5,159,367
2022	7,646,528	(1,212,185)	(2,531,754)	3,902,589
2021	9,614,818	(2,623,760)	7,995,335	14,986,393

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average Fair
					Value at the	Average Value
				Year over Year	End of the	of Dividends
			Average	Average	Prior	or other
		Year over	Fair	Change in	Year of	Earnings
		Year Average	Value as of	Fair Value	Equity	Paid on
		Change in	Vesting Date	of Equity	Awards that	Stock not
	Average	Fair Value of	of Equity	Awards	Failed	Otherwise	Total
	Year End	Outstanding	Awards	Granted	to Meet	Reflected in	Average
	Fair Value	and Unvested	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	Equity	and Vested	that Vested	Conditions	Total	Award
	Awards	Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,673,039	267,190	—	(53,712)	—	4,894	2,891,410
2024	733,699	(1,108,815)	—	(2,549)	—	3,641	(374,024)
2023	2,088,030	158,457	271,671	105,220	—	3,253	2,626,632
2022	338,993	(2,375,753)	—	(495,810)	—	816	(2,531,754)
2021	2,296,938	3,969,682	602,441	1,126,274	—	—	7,995,335

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and FEEUM Capital Raise
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

■	FEEUM Capital Raise
■	FRE
■	DE
■	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 91.63	69.11	103.84	67.23	191.05
Peer Group Total Shareholder Return Amount	215.9	210.46	156.15	130.88	171.77
Net Income (Loss)	$ (27,000,000)	$ 147,000,000	$ 45,000,000	$ (570,000,000)	$ (817,000,000)
Company Selected Measure Amount	5,267,000,000	8,978,000,000	6,853,000,000	4,618,000,000	6,810,000,000
PEO Name	Mr. Ganzi
Measure:: 1
Pay vs Performance Disclosure
Name	FEEUM Capital Raise
Non-GAAP Measure Description
(8)	FEEUM Capital Raise is defined as the gross increase in FEEUM resulting from capital commitments closed during the applicable fiscal year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FEEUM Capital Raise is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	FRE
Measure:: 3
Pay vs Performance Disclosure
Name	DE
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Marc C. Ganzi
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,505,614	$ 6,037,189	$ 7,782,550	$ 38,321,508	$ 22,459,034
PEO Actually Paid Compensation Amount	9,875,686	633,166	10,591,279	(23,388,454)	63,324,484
PEO | Marc C. Ganzi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,864,222)	(3,075,995)	(2,597,650)	(7,246,051)	(10,922,100)
PEO | Marc C. Ganzi | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,234,294	(2,328,029)	5,406,378	(54,463,911)	51,787,549
PEO | Marc C. Ganzi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,842,476	917,673	4,003,574	1,671,856	12,141,070
PEO | Marc C. Ganzi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,236	(3,371,234)	1,286,397	(55,660,831)	39,611,280
PEO | Marc C. Ganzi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Marc C. Ganzi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,549)	117,250	106,288	(477,512)	35,199
PEO | Marc C. Ganzi | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Marc C. Ganzi | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,131	8,282	10,118	2,576	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,581,046)	(1,645,691)	(1,642,472)	(1,212,185)	(2,623,760)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,891,410	(374,024)	2,626,632	(2,531,754)	7,995,335
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,673,039	733,699	2,088,030	338,993	2,296,938
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,190	(1,108,815)	158,457	(2,375,753)	3,969,682
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	271,671	0	602,441
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,712)	(2,549)	105,220	(495,810)	1,126,274
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,894	$ 3,641	$ 3,253	$ 816	$ 0